Consolidated Statements Of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		191 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Statement [Abstract]
Sales	$ 137,078		$ 254,878
Cost of sales	125,156		237,826
Gross profit	11,922		17,052
Operating expenses
Selling, general and administrative expenses					221,786	173,426	689,106
Exploration & field expense							43,518
Amortization of intangible assets	757		1,589
Write-down of amounts receivable							4,985
Write-down of furniture, fixtures and office equipment					(191)		(5,356)
Write-down of intangible asset			9,970,020		78,000		2,671,199
Write-off of accounts payable			(42,550)			(90,000)	(90,000)
Depreciation of property and equipment	286		615				4,923
General and administrative	1,077,580	9,703	1,548,208	97,226
Royalty expense				36,000	18,000	36,000	126,000
Total operating expenses	1,078,623	9,703	11,520,432	133,226	317,977	119,426	3,455,087
Loss before other income (expense)	(1,066,701)	(9,703)	(11,503,380)	(133,226)	(317,977)	(119,426)	(3,455,087)
Other income (expense)
Accretion of discount on convertible debt	(501,770)		(698,372)
Gain on change in fair value of derivative liability	185,994		185,994
Interest expense	50,369	18,718	79,507	54,786	69,452	70,315	264,259
Loss on settlement of accounts payable		(385,000)		(385,000)	(77,000)		(77,000)
Write-off of accounts payable			42,550
Total other income (expense)	(366,145)	(403,718)	(549,335)	(439,786)	(146,452)	(70,315)	(341,259)
Net loss before discontinued operations	(1,432,846)	(413,421)	(12,052,715)	(573,012)	(464,429)	(189,741)	(3,796,346)
Discontinued operations							(7,038,112)
Net loss for the period	(1,432,846)	(413,421)	(12,052,715)	(573,012)	(464,429)	(189,741)	(10,834,458)
Net loss per share, basic and diluted	$ (0.03)	$ (0.43)	$ (0.38)	$ (0.60)	$ (0.46)	$ (0.20)
Weighted average number of shares outstanding	46,668,799	951,937	31,658,122	951,937	1,004,540	957,142
Comprehensive loss
Net Loss for the period	(1,432,846)	(413,421)	(12,052,715)	(573,012)	(464,429)	(189,741)	(10,834,458)
Foreign exchange translation						248	(5,776)
Total comprehensive loss for the period					$ (464,429)	$ (189,493)	$ (10,840,234)